CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the form of the prospectus used with respect to Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS of Martin Currie Emerging Markets Fund does not differ from that contained in Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (“Amendment No. 95”), and (b) that Amendment No. 95 was filed electronically.

Dated as of: May 29, 2015	By:	/s/ Harris C. Goldblat
	Name:	Harris C. Goldblat
	Title:	Assistant Secretary